DEFERRED REVENUE	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
DEFERRED REVENUE	DEFERRED REVENUE

	Note	Stream Arrangement (note 14(a))	Gold Prepay Transactions (note 14(b))	Gold Purchase and Sale Arrangement (note 14(c))	Other Gold Prepay Arrangement (note 14(d))	Total
Balance – December 31, 2023		$—	$159,072	$75,061	$—	$234,133
Assumed on Greenstone Acquisition	5(c)	137,045	—	—	—	137,045
Gold delivered		(3,000)	—	(11,342)	—	(14,342)
Accretion expense		2,298	14,970	8,948	—	26,216
Balance – December 31, 2024		136,343	174,042	72,667	—	383,052
Assumed on Calibre Acquisition	5(a)	—	—	—	50,454	50,454
Gold delivered		(10,884)	(85,007)	(11,342)	(50,830)	(158,063)
Accretion expense		1,580	13,681	1,647	376	17,284
Balance – December 31, 2025		$127,039	$102,716	$62,972	$—	$292,727

At December 31					2025	2024
Classified and presented as:
Current(1)					$127,597	$116,334
Non-current					165,130	266,718
					$292,727	$383,052
(1)    The current portion of deferred revenue is based on the amounts of gold expected to be delivered within 12 months of the reporting date.
(a)Stream Arrangement
As part of the Greenstone Acquisition (note 5(c)), the Company assumed the obligation under the Stream Arrangement. Under the Stream Arrangement, the Company is required to deliver an amount of refined gold equal to 2.375% of the gold produced from Greenstone until the Company has delivered a cumulative total of 120,333 ounces, and 1.583% of the gold production from Greenstone thereafter. In exchange for the gold deliveries, the Company will receive consideration equal to 20% of the spot gold price at the time of delivery.
The carrying amount of the Stream Arrangement deferred revenue is increased to the estimated transaction price using an EIR of 5.0%.
During the year ended December 31, 2025, the Company delivered 4,794 gold ounces (2024 – 1,968 gold ounces) under the Stream Arrangement. The Company received average cash consideration of $684 per ounce (2024 – $507 per ounce), representing 20% of the spot gold price at the time of delivery. Total revenue recognized during the year ended December 31, 2025, which consists of the cash consideration received on delivery of the gold ounces and the portion of the deferred revenue obligation satisfied, amounted to $14.2 million (2024 – $4.0 million).
(b)Gold Prepay Transactions
In March 2023 and June 2023, the Company entered into the Gold Prepay Transactions with a syndicate of its existing lenders, whereby the Company received upfront cash prepayments of $150.0 million in exchange for delivering to the lenders 3,869 ounces of gold per month from October 2024 through July 2026 (the “Original Delivery Period”) for a total of 85,107 ounces. Gold deliveries can be settled by production from any of the Company’s operating mines.
14.    DEFERRED REVENUE (CONTINUED)
(b)Gold Prepay Transactions (continued)
Of the total cash prepayments of $150.0 million, $90.1 million was made on a fixed price basis of $2,170 per ounce of gold. The remaining $59.9 million of cash prepayments was made on a spot price basis, whereby if the spot price on delivery of the gold ounces exceeds or is less than $2,170 per ounce with respect to 28,386 gold ounces and $2,109 per ounce with respect to 5,797 gold ounces (the “Fixed Amount”), the Company will receive or pay in cash the difference between the spot price and the Fixed Amount, respectively, with a corresponding adjustment to revenue when the gold is delivered.
On October 29, 2024, the Company entered into amending agreements with the counterparties to defer the first five monthly deliveries originally scheduled for October 2024 through February 2025. The total of 19,343 deferred ounces will be delivered over the period from May 2026 to September 2026 (the “Deferral Period”). As consideration for the deferral, the Company will deliver an additional 1,582 gold ounces over the Deferral Period. In addition, for the contracts that were made on a spot price basis, the Company will receive or pay in cash the difference between the spot price and the Fixed Amount of $2,352 per ounce with respect to 7,062 total deferred and additional ounces and $2,288 per ounce with respect to 1,443 total deferred and additional ounces.
Prior to the amendment of the contracts, the carrying amount of the Gold Prepay Transactions deferred revenue was increased to the total estimated transaction price using the original weighted average EIR of 8.0%. The contract modifications were accounted for as if they were terminations of the existing contracts and the creation of new contracts with no gain or loss on modification. Effective from the contracts’ amendment date, the carrying amount of the deferred revenue is increased to the estimated transaction price for the remaining gold deliveries using the amended weighted average EIR of 9.2%.
During the year ended December 31, 2025, the Company delivered 38,685 gold ounces (2024 – nil) under the Gold Prepay Transactions, of which 15,538 gold ounces (2024 – nil) were made on a spot price basis. The Company received average consideration of $1,451 per ounce (2024 – nil) sold on a spot price basis, representing the difference between the spot gold price at the time of delivery and the Fixed Amount. Total revenue recognized during the year ended December 31, 2025, which consists of the consideration received on delivery of the gold ounces and the portion of the deferred revenue obligation satisfied, amounted to $107.6 million (2024 – nil). At December 31, 2025, there were 48,004 gold ounces (2024 – 86,689 gold ounces) remaining to be delivered under the Gold Prepay Transactions.
(c)Gold Purchase and Sale arrangement
In October 2023, the Company entered into the Gold Purchase and Sale arrangement with Versamet and another counterparty (together referred to as the “Purchasers”), under which the Company is required to deliver to the Purchasers a monthly amount of gold equal to the greater of a) 500 gold ounces and b) 1.8% of the gold produced by Greenstone each month. Gold deliveries commenced in November 2023 and will continue until a total of 90,000 ounces (the “Delivery Obligation”) has been delivered (the “Term”). Gold deliveries can be settled by production from any of the Company’s operating mines.
The Company received an upfront payment of $75.0 million in exchange for the monthly gold deliveries. In addition, the Company will receive consideration for each gold ounce delivered to the Purchasers equal to 20% of the spot gold price (the “Purchase Price”) at the time of delivery. The Company has an option to early settle up to 75% of the Delivery Obligation at any time and from time to time during the Term by delivering the number of gold ounces being early settled. The Company will receive the Purchase Price for all early settlement ounces delivered. If the spot gold price at the time of each early settlement is less than $2,000 per ounce, the Company will be required to deliver additional gold ounces to the Purchasers, calculated using a contractual formula, for no additional consideration.
The carrying amount of the Gold Purchase and Sale Arrangement deferred revenue is increased to the estimated transaction price using an EIR of 15.6%.
14.    DEFERRED REVENUE (CONTINUED)
(c)Gold Purchase and Sale arrangement (continued)
During the year ended December 31, 2025, the Company delivered 6,000 gold ounces (2024 – 6,000 gold ounces) under the Gold Purchase and Sale Arrangement. The Company received average cash consideration of $689 per ounce (2024 – $476 per ounce), representing 20% of the spot gold price at the time of delivery. Total revenue recognized during the year ended December 31, 2025, which consists of the cash consideration received on delivery of the gold ounces and the portion of the deferred revenue obligation satisfied, amounted to $15.5 million (2024 – $14.2 million). At December 31, 2025, there were 77,000 gold ounces (2024 – 83,000 gold ounces) remaining to be delivered under the Gold Purchase and Sale Arrangement.
(d)Other Gold Prepay Arrangement
As part of the Calibre Acquisition (note 5(a)), the Company assumed the obligation under the Other Gold Prepay Arrangement under which the Company delivered a total of 15,000 gold ounces during the year ended December 31, 2025 (2024 – nil) for no additional consideration. Total revenue recognized under the arrangement during the year ended December 31, 2025 amounted to $50.8 million (2024 – nil). At December 31, 2025, there were no remaining ounces to be delivered under the Other Gold Prepay Arrangement.
REVENUE
Revenue from contracts with customers during the years ended December 31, 2025 and 2024 disaggregated by metal were as follows:

	2025	2024
Gold	$1,807,543	$911,209
Silver	9,652	1,631
Total revenue	$1,817,195	$912,840